SUMMARY OF INTANGIBLE ASSETS (Details) - USD ($)	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	$ 83,147,767	$ 83,147,767	$ 83,147,767
Less: Technology-related intangible asset impairment	(20,580,040)	(20,580,040)
Adjusted carrying amount	62,567,727	62,567,727
Less: Accumulated amortization	(12,891,207)	(11,086,369)	(6,928,981)
Intangible assets, net	49,676,520	51,481,358	76,218,786
Technology 1-Portable Air Cooler [Member]
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	27,438,763	27,438,763	27,438,763
Technology 2-Condensing Unit [Member]
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	$ 55,709,004	$ 55,709,004	$ 55,709,004